Loan Payable (Details) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 19, 2023	Oct. 13, 2023	May 02, 2023	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 05, 2024	Dec. 31, 2022
Loan Payable [Line Items]
Principal amount				$ 6,500,000
Cash				5,000,000
Deposit account amount				2,000,000
Escrow account amount				3,000,000
Transfer founder units				$ 1,500,000
Maturity date						Mar. 27, 2024
Final payment amount						$ 1,300,000
Loan agreement interest rate						20.00%
Counsel fees					$ 0
Common stock outstanding percentage	10.30%			10.00%	10.30%	10.30%
Exercise price (in Dollars per share)				$ 0.01		$ 0.01
Additional warrant percentage				10.30%
Additional paid-in capital			$ 13,800,000
Initial warrants issued amount	$ 8,600,000		7,300,000	$ 7,300,000
Debt discount amount	$ 700,000		$ 6,500,000	$ 6,500,000
Principal net amount					$ 6,700,000	$ 5,200,000
Additional advance		$ 650,000
Original loan		6,500,000
Outstanding principal amount		$ 7,150,000			536,701	536,701
Additional interes payable					1,375,472	$ 1,014,360
Amortized debt issuance cost					30,769
Debt issuance cost					$ 500,000
Warrant [Member]
Loan Payable [Line Items]
Exercise price (in Dollars per share)					$ 0.01	$ 0.01
Warrants to purchase (in Shares)			2,200,543
Loan Agreement [Member]
Loan Payable [Line Items]
Loan agreement interest rate						5.00%
Arosa Loan [Member]
Loan Payable [Line Items]
Loan agreement interest rate					20.00%
Arosa Loan [Member]
Loan Payable [Line Items]
Maturity date					Mar. 27, 2024
All other expenses					$ 200,000	$ 200,000
Counsel fees						119,576
Accounts payable and accrued expenses						44,576
Additional interes payable							$ 500,000
Amortized debt issuance cost					$ 500,000
Arosa Loan Agreement [Member]
Loan Payable [Line Items]
Common stock outstanding percentage	10.30%
Additional paid-in capital	$ 9,300,000
Principal net amount						4,900,000
Additional warrant to purchase shares of common stock (in Shares)	2,194,453
Spectaire Common Stock [Member]
Loan Payable [Line Items]
Common stock outstanding percentage				10.00%
Exercise price (in Dollars per share)				$ 0.01
NewCo Common Stock [Member]
Loan Payable [Line Items]
Common stock outstanding percentage				5.00%
Exercise price (in Dollars per share)				$ 0.01
Additional warrant percentage				10.30%
Loans Payable [Member]
Loan Payable [Line Items]
Principal net amount						$ 300,000